Subsequent Event - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 15, 2022	Dec. 31, 2020	Dec. 31, 2019	Apr. 23, 2019
Disclosure of non-adjusting events after reporting period [line items]
Repayment of loans		$ 165	$ 988
Warrants Held by SALP
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants cancelled	168,735			168,735
Warrants cancelled exercise price per share	$ 15.21			$ 15.21
First and Second Term Loan | Repayment of Long-term Debt
Disclosure of non-adjusting events after reporting period [line items]
Repayment of loans	$ 39,123